Share Capital And Warrants - Summary of Outstanding Warrants (Details) - Warrants	12 Months Ended
Dec. 31, 2023 Warrant $ / shares
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 12.13
Warrants outstanding and exercisable, Number of warrants | Warrant	308,612
Warrants outstanding and exercisable, Weighted average contractual life (years)	1 year 6 months
Sun 8 Holdings Inc
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 9.4
Warrants outstanding and exercisable, Number of warrants | Warrant	64,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years
Financial Services
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 45.98
Warrants outstanding and exercisable, Number of warrants | Warrant	54,400
Warrants outstanding and exercisable, Weighted average contractual life (years)	5 years 7 months 6 days
Acquired From Inner Spirit [Member]
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 3.37	[1]
Warrants outstanding and exercisable, Number of warrants | Warrant	190,212	[1]
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 months 12 days	[1]

[1]	Inner Spirit warrants are exchangeable for 0.00835 SNDL common shares in accordance with the Inner Spirit transaction consideration and have been presented based on the number of SNDL common shares that are issuable.